Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 16,385	$ 5,705
Accounts receivable, net of allowances of $0 and $6, respectively	566	484
Accounts receivable from affiliates	14,347	3,367
Prepaid expenses and other	2,621	2,480
Total current assets	33,919	12,036
Property and equipment, net	41,862	37,926
Goodwill	10,598	10,598
Note receivable	8,100	8,100
Other assets	1,442	2,320
Deferred income taxes	77	9,012
Total assets	95,998	79,992
Current liabilities
Accounts payable	4,590	293
Accounts payable to affiliates	1,538	578
Accrued and other liabilities	7,475	810
Total current liabilities	13,603	1,681
Long-term debt	8,100	8,100
Deferred lease liability	349	329
Asset retirement obligations	1,808	2,015
Other liabilities	328	560
Total liabilities	24,188	12,685
Total partners' capital	71,810	67,307
Total liabilities and partners' capital	95,998	79,992
Net Investment - MLP predecessor [Member]
Current liabilities
Total partners' capital		$ 67,307
Net Investment - sponsor [Member]
Current liabilities
Total partners' capital	6,299
General Partner [Member]
Current liabilities
Total partners' capital	1,854
Common Units - Public [Member] | Limited Partners [Member]
Current liabilities
Total partners' capital	161,079
Common Units - Green Plains [Member] | Limited Partners [Member]
Current liabilities
Total partners' capital	(21,088)
Subordinated Units [Member] | Limited Partners [Member]
Current liabilities
Total partners' capital	$ (76,334)